Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding SEC-defined executive “compensation actually paid” (“CAP”) for the fiscal years listed below in a pay versus performance (“PVP”) table. The PVP table shows CAP for Kevin S. Kim, our President & Chief Executive Officer, who has been identified the principal executive officer (“PEO”) and the average CAP for our other NEOs. Also as required by the SEC, this section compares CAP to various measures used to gauge performance at the Company. You should refer to our CD&A for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions. Compensation decisions are made independently of disclosure requirements.

Pay Versus Performance Table – Compensation Definitions

Salary, Bonus, Non-Equity Incentive Plan Compensation and All Other Compensation are each calculated in the same manner for purposes of both CAP and “Summary Compensation Table” (“SCT”) values. The primary difference between the calculation of CAP and SCT total compensation is the calculation of the value of “Stock Awards” and “Option Awards,” with the differences in how these awards are valued for purposes of SCT total and CAP described in the footnotes below. The Pay Versus Performance Table also lists EPS, excluding notable items, which is how EPS was calculated for the years ended December 31, 2025 and 2024. Calculating EPS to exclude notable items reflects a change to the Pay versus Performance table calculation. For the years ended December 31, 2023, 2022 and 2021, EPS was calculated on a reported basis, without adjustment for notable items.

Pay Versus Performance Table

Value of Initial Fixed $100 Investment Based on:
Year(1)	Summary Compensation Table total for PEO	Compensation actually paid to PEO(2)(3)	Average summary compensation table total for non-PEO NEOs(2)	Average compensation actually paid to non-PEO NEOs(2)	Total Stockholder Return	Peer Group Total Stockholder Return(3)	Net Income (in millions)	EPS (excluding notable items)(4)
2025	$ 3,785,116	$ 2,932,481	$ 966,530	$ 844,464	$ 127	$ 153	$ 62	$ 0.89
2024	$ 3,314,768	$ 2,790,672	$ 871,273	$ 801,150	$ 135	$ 143	$ 100	$ 0.85
2023	$ 3,007,465	$ 2,127,017	$ 725,042	$ 664,419	$ 127	$ 127	$ 134	$ 1.11
2022	$ 3,560,324	$ 3,098,642	$ 776,244	$ 710,168	$ 127	$ 127	$ 218	$ 1.81
2021	$ 3,356,442	$ 3,886,346	$ 872,446	$ 996,037	$ 140	$ 137	$ 205	$ 1.66

(1)	The PEO and non-PEO NEOs are each indicated in the table below for each fiscal year.

Year	PEO	Non-PEO NEOs
2025	Kevin S. Kim	Julianna Balicka, Jason Kim, Peter J. Koh, Thomas P. Stenger
2024	Kevin S. Kim	Julianna Balicka, Kyu S. Kim, Peter J. Koh, Thomas P. Stenger
2023	Kevin S. Kim	Julianna Balicka, Kyu S. Kim, Peter J. Koh, Thomas P. Stenger, David P. Malone, Alex Ko
2022	Kevin S. Kim	Kyu S. Kim, Peter J. Koh, Thomas P. Stenger, Alex Ko
2021	Kevin S. Kim	Kyu S. Kim, Thomas P. Stenger, David P. Malone, Alex Ko

(2)	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). The CAP was calculated beginning with the PEO’s “Summary Compensation Table” total, and the average of the Non-PEO NEOs “Summary Compensation Table” total, with the following amounts being added or deducted from the applicable total compensation:

Adjustments from Summary Compensation Table		Deduction for amounts reported under the “Stock Awards” column in the “Summary Compensation Table”(a)	Increase based on fair value of awards granted during the covered fiscal year that remain unvested as of year-end, determined as of year-end(b)	Increase based on fair value of awards granted during the covered fiscal year that vested during the year, determined as of the vesting date(b)	Increase (deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end of covered fiscal year(b)	Increase (deduction) for change in fair value from prior-year end to vesting date of awards granted prior to covered fiscal year that vested during the covered fiscal year(b)	Total Adjustments
PEO	2025	$(1,575,151)	$1,313,994	—	$(440,433)	$(151,045)	$(852,635)
	2024	$(1,604,158)	$1,291,614	—	$(109,553)	$(101,999)	$(524,096)
	2023	$(1,234,428)	$967,339	$1,003	$(297,917)	$(316,445)	$(880,448)
	2022	$(1,428,155)	$1,224,340	—	$(287,720)	$29,852	$(461,683)
	2021	$(1,293,088)	$1,359,961	—	$207,858	$255,172	$529,903
Non-PEO NEOs	2025	$(237,224)	$197,892	—	$(60,737)	$(21,996)	$(122,065)
	2024	$(246,086)	$198,142	—	$(6,917)	$(15,260)	$(70,121)
	2023	$(164,274)	$170,363	$1,001	$(22,404)	$(45,308)	$(60,622)
	2022	$(232,490)	$193,821	$374	$(37,420)	$9,639	$(66,076)
	2021	$(265,504)	$270,365	—	$48,129	$70,600	$123,590

(a)	Reflects the deduction of the aggregate grant date fair value of equity-based awards granted each year as reported in the Stock Awards column of the SCT for the applicable year, calculated in accordance with FASB ASC Topic 718. We did not grant any option awards during these years, so no deductions were made under the Stock Option column of the SCT. In addition, we do not sponsor or maintain any defined benefit pension plans and, therefore, no deduction was made related to pension value. Finally, certain performance awards granted in prior fiscal years failed to meet applicable vesting conditions during the applicable fiscal years, which is reflected in the adjustments.

(b)	The fair value of stock awards was based on the closing price of the Company’s Common Stock at the relevant year-end or vesting dates and projected payout amounts based on expected performance ranging from 0%, threshold, target or maximum amounts of 150%. The closing price of the Company’s Common Stock on December 31, 2025, 2024, 2023, 2022 and 2021, was $10.96, $12.29, $12.08, $12.81, and $14.71, respectively. With regards to the fair value of each LTIP performance based relative TSR award, the value of the shares and probable vesting was determined assuming the most probable outcome achieved using the Monte-Carlo simulation model, as well as projected payout amounts based on expected performance ranging from 0%, threshold, target or maximum amount of 150%. The table below shows the fair value at December 31, 2025, 2024, 2023, 2022 and 2021, based on the Monte Carlo simulation model, as well as the grant date fair values based on the model:

	Fair Value as of December 31,					Fair Value as of Grant Date
Description of Award	2025	2024	2023	2022	2021
2025 LTIP (Performance-Based Relative TSR)	$ 6.16	N/A	N/A	N/A	N/A	$ 7.29
2024 LTIP (Performance-Based Relative TSR)	$ 2.37	$ 9.01	N/A	N/A	N/A	$ 11.28
2023 LTIP (Performance-Based Relative TSR)	$ 0.00	$ 8.45	$ 10.60	N/A	N/A	$ 8.21
2022 LTIP (Performance-Based Relative TSR)	N/A	$ 6.39	$ 10.17	$ 10.02	N/A	$ 17.21
2021 LTIP (Performance-Based Relative TSR)	N/A	N/A	$ 13.53	$ 12.77	$ 15.78	$ 16.09

(3)	The total stockholder return was determined using a $100 investment on December 31, 2020, and included stock price appreciation, plus reinvested dividends as of December 31, 2021, and valued again on each of December 31, 2022, 2023, 2024 and 2025. The peer group total stockholder return was calculated in the same manner (which included stock price appreciation, plus reinvested dividends) based on the cumulative total return of the KBW Nasdaq Regional Banking Index.

(4)	For the years ended December 31, 2025 and December 31, 2024, EPS was calculated excluding notable items, which reflects a change to the Pay versus Performance table calculation. For the years ended December 31, 2023, 2022 and 2021, EPS was calculated on a reported basis, without adjustments for notable items.

Company Selected Measure Name		EPS
Named Executive Officers, Footnote [Text Block]

(1)	The PEO and non-PEO NEOs are each indicated in the table below for each fiscal year.

Year	PEO	Non-PEO NEOs
2025	Kevin S. Kim	Julianna Balicka, Jason Kim, Peter J. Koh, Thomas P. Stenger
2024	Kevin S. Kim	Julianna Balicka, Kyu S. Kim, Peter J. Koh, Thomas P. Stenger
2023	Kevin S. Kim	Julianna Balicka, Kyu S. Kim, Peter J. Koh, Thomas P. Stenger, David P. Malone, Alex Ko
2022	Kevin S. Kim	Kyu S. Kim, Peter J. Koh, Thomas P. Stenger, Alex Ko
2021	Kevin S. Kim	Kyu S. Kim, Thomas P. Stenger, David P. Malone, Alex Ko

Peer Group Issuers, Footnote [Text Block]		The peer group total stockholder return was calculated in the same manner (which included stock price appreciation, plus reinvested dividends) based on the cumulative total return of the KBW Nasdaq Regional Banking Index.
PEO Total Compensation Amount	[1]	$ 3,785,116	$ 3,314,768	$ 3,007,465	$ 3,560,324	$ 3,356,442
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 2,932,481	2,790,672	2,127,017	3,098,642	3,886,346
Adjustment To PEO Compensation, Footnote

(2)	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). The CAP was calculated beginning with the PEO’s “Summary Compensation Table” total, and the average of the Non-PEO NEOs “Summary Compensation Table” total, with the following amounts being added or deducted from the applicable total compensation:

Adjustments from Summary Compensation Table		Deduction for amounts reported under the “Stock Awards” column in the “Summary Compensation Table”(a)	Increase based on fair value of awards granted during the covered fiscal year that remain unvested as of year-end, determined as of year-end(b)	Increase based on fair value of awards granted during the covered fiscal year that vested during the year, determined as of the vesting date(b)	Increase (deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end of covered fiscal year(b)	Increase (deduction) for change in fair value from prior-year end to vesting date of awards granted prior to covered fiscal year that vested during the covered fiscal year(b)	Total Adjustments
PEO	2025	$(1,575,151)	$1,313,994	—	$(440,433)	$(151,045)	$(852,635)
	2024	$(1,604,158)	$1,291,614	—	$(109,553)	$(101,999)	$(524,096)
	2023	$(1,234,428)	$967,339	$1,003	$(297,917)	$(316,445)	$(880,448)
	2022	$(1,428,155)	$1,224,340	—	$(287,720)	$29,852	$(461,683)
	2021	$(1,293,088)	$1,359,961	—	$207,858	$255,172	$529,903
Non-PEO NEOs	2025	$(237,224)	$197,892	—	$(60,737)	$(21,996)	$(122,065)
	2024	$(246,086)	$198,142	—	$(6,917)	$(15,260)	$(70,121)
	2023	$(164,274)	$170,363	$1,001	$(22,404)	$(45,308)	$(60,622)
	2022	$(232,490)	$193,821	$374	$(37,420)	$9,639	$(66,076)
	2021	$(265,504)	$270,365	—	$48,129	$70,600	$123,590

(a)	Reflects the deduction of the aggregate grant date fair value of equity-based awards granted each year as reported in the Stock Awards column of the SCT for the applicable year, calculated in accordance with FASB ASC Topic 718. We did not grant any option awards during these years, so no deductions were made under the Stock Option column of the SCT. In addition, we do not sponsor or maintain any defined benefit pension plans and, therefore, no deduction was made related to pension value. Finally, certain performance awards granted in prior fiscal years failed to meet applicable vesting conditions during the applicable fiscal years, which is reflected in the adjustments.

(b)	The fair value of stock awards was based on the closing price of the Company’s Common Stock at the relevant year-end or vesting dates and projected payout amounts based on expected performance ranging from 0%, threshold, target or maximum amounts of 150%. The closing price of the Company’s Common Stock on December 31, 2025, 2024, 2023, 2022 and 2021, was $10.96, $12.29, $12.08, $12.81, and $14.71, respectively. With regards to the fair value of each LTIP performance based relative TSR award, the value of the shares and probable vesting was determined assuming the most probable outcome achieved using the Monte-Carlo simulation model, as well as projected payout amounts based on expected performance ranging from 0%, threshold, target or maximum amount of 150%. The table below shows the fair value at December 31, 2025, 2024, 2023, 2022 and 2021, based on the Monte Carlo simulation model, as well as the grant date fair values based on the model:

	Fair Value as of December 31,					Fair Value as of Grant Date
Description of Award	2025	2024	2023	2022	2021
2025 LTIP (Performance-Based Relative TSR)	$ 6.16	N/A	N/A	N/A	N/A	$ 7.29
2024 LTIP (Performance-Based Relative TSR)	$ 2.37	$ 9.01	N/A	N/A	N/A	$ 11.28
2023 LTIP (Performance-Based Relative TSR)	$ 0.00	$ 8.45	$ 10.60	N/A	N/A	$ 8.21
2022 LTIP (Performance-Based Relative TSR)	N/A	$ 6.39	$ 10.17	$ 10.02	N/A	$ 17.21
2021 LTIP (Performance-Based Relative TSR)	N/A	N/A	$ 13.53	$ 12.77	$ 15.78	$ 16.09

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 966,530	871,273	725,042	776,244	872,446
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 844,464	801,150	664,419	710,168	996,037
Adjustment to Non-PEO NEO Compensation Footnote

(2)	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). The CAP was calculated beginning with the PEO’s “Summary Compensation Table” total, and the average of the Non-PEO NEOs “Summary Compensation Table” total, with the following amounts being added or deducted from the applicable total compensation:

Adjustments from Summary Compensation Table		Deduction for amounts reported under the “Stock Awards” column in the “Summary Compensation Table”(a)	Increase based on fair value of awards granted during the covered fiscal year that remain unvested as of year-end, determined as of year-end(b)	Increase based on fair value of awards granted during the covered fiscal year that vested during the year, determined as of the vesting date(b)	Increase (deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end of covered fiscal year(b)	Increase (deduction) for change in fair value from prior-year end to vesting date of awards granted prior to covered fiscal year that vested during the covered fiscal year(b)	Total Adjustments
PEO	2025	$(1,575,151)	$1,313,994	—	$(440,433)	$(151,045)	$(852,635)
	2024	$(1,604,158)	$1,291,614	—	$(109,553)	$(101,999)	$(524,096)
	2023	$(1,234,428)	$967,339	$1,003	$(297,917)	$(316,445)	$(880,448)
	2022	$(1,428,155)	$1,224,340	—	$(287,720)	$29,852	$(461,683)
	2021	$(1,293,088)	$1,359,961	—	$207,858	$255,172	$529,903
Non-PEO NEOs	2025	$(237,224)	$197,892	—	$(60,737)	$(21,996)	$(122,065)
	2024	$(246,086)	$198,142	—	$(6,917)	$(15,260)	$(70,121)
	2023	$(164,274)	$170,363	$1,001	$(22,404)	$(45,308)	$(60,622)
	2022	$(232,490)	$193,821	$374	$(37,420)	$9,639	$(66,076)
	2021	$(265,504)	$270,365	—	$48,129	$70,600	$123,590

(a)	Reflects the deduction of the aggregate grant date fair value of equity-based awards granted each year as reported in the Stock Awards column of the SCT for the applicable year, calculated in accordance with FASB ASC Topic 718. We did not grant any option awards during these years, so no deductions were made under the Stock Option column of the SCT. In addition, we do not sponsor or maintain any defined benefit pension plans and, therefore, no deduction was made related to pension value. Finally, certain performance awards granted in prior fiscal years failed to meet applicable vesting conditions during the applicable fiscal years, which is reflected in the adjustments.

(b)	The fair value of stock awards was based on the closing price of the Company’s Common Stock at the relevant year-end or vesting dates and projected payout amounts based on expected performance ranging from 0%, threshold, target or maximum amounts of 150%. The closing price of the Company’s Common Stock on December 31, 2025, 2024, 2023, 2022 and 2021, was $10.96, $12.29, $12.08, $12.81, and $14.71, respectively. With regards to the fair value of each LTIP performance based relative TSR award, the value of the shares and probable vesting was determined assuming the most probable outcome achieved using the Monte-Carlo simulation model, as well as projected payout amounts based on expected performance ranging from 0%, threshold, target or maximum amount of 150%. The table below shows the fair value at December 31, 2025, 2024, 2023, 2022 and 2021, based on the Monte Carlo simulation model, as well as the grant date fair values based on the model:

	Fair Value as of December 31,					Fair Value as of Grant Date
Description of Award	2025	2024	2023	2022	2021
2025 LTIP (Performance-Based Relative TSR)	$ 6.16	N/A	N/A	N/A	N/A	$ 7.29
2024 LTIP (Performance-Based Relative TSR)	$ 2.37	$ 9.01	N/A	N/A	N/A	$ 11.28
2023 LTIP (Performance-Based Relative TSR)	$ 0.00	$ 8.45	$ 10.60	N/A	N/A	$ 8.21
2022 LTIP (Performance-Based Relative TSR)	N/A	$ 6.39	$ 10.17	$ 10.02	N/A	$ 17.21
2021 LTIP (Performance-Based Relative TSR)	N/A	N/A	$ 13.53	$ 12.77	$ 15.78	$ 16.09

Compensation Actually Paid vs. Total Shareholder Return		Compensation Actually Paid (CAP) vs. Total Stockholder Return
Compensation Actually Paid vs. Net Income		Compensation Actually Paid (CAP) vs. Net Income
Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid (CAP) vs. EPS (excluding notable items)
Total Shareholder Return Vs Peer Group		Compensation Actually Paid (CAP) vs. Total Stockholder Return
Tabular List, Table

Tabular List of Financial Performance Measures

In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our NEOs in 2025 to our performance were as listed below. We determined EPS (excluding notable items) to be one of the most important such financial performance measures. We chose EPS (excluding notable items) for the year ended December 31, 2024, and the year ended December 31, 2025 and, before that, the financial performance measure was EPS calculated on a reported basis without adjustment for notable items.

Financial Performance Measures
● EPS (excluding notable items)
● Pre Provision Net Revenue (excluding notable items) as a percentage of Average Assets
● Criticized Loan Ratio (average of the 4 quarter-end ratios)
● Total Loan Growth
● Average Deposit Growth, excluding brokered deposits
● ROTCE (excluding notable items)
● Total Stockholder Return

Total Shareholder Return Amount	[1]	$ 127	135	127	127	140
Peer Group Total Shareholder Return Amount	[1],[3]	153	143	127	127	137
Net Income (Loss) Attributable to Parent	[1]	$ 62,000,000	$ 100,000,000	$ 134,000,000	$ 218,000,000	$ 205,000,000
Company Selected Measure Amount	[1],[4]	0.89	0.85	1.11	1.81	1.66
PEO Name		Kevin S. Kim	Kevin S. Kim	Kevin S. Kim	Kevin S. Kim	Kevin S. Kim
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		EPS (excluding notable items)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Pre Provision Net Revenue (excluding notable items) as a percentage of Average Assets
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Criticized Loan Ratio (average of the 4 quarter-end ratios)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Total Loan Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Average Deposit Growth, excluding brokered deposits
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		ROTCE (excluding notable items)
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name		Total Stockholder Return
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (852,635)	$ (524,096)	$ (880,448)	$ (461,683)	$ 529,903
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	(1,575,151)	(1,604,158)	(1,234,428)	(1,428,155)	(1,293,088)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	1,313,994	1,291,614	967,339	1,224,340	1,359,961
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	0	0	1,003	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	(440,433)	(109,553)	(297,917)	(287,720)	207,858
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	(151,045)	(101,999)	(316,445)	29,852	255,172
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(122,065)	(70,121)	(60,622)	(66,076)	123,590
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	(237,224)	(246,086)	(164,274)	(232,490)	(265,504)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	197,892	198,142	170,363	193,821	270,365
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	0	0	1,001	374	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	(60,737)	(6,917)	(22,404)	(37,420)	48,129
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	$ (21,996)	$ (15,260)	$ (45,308)	$ 9,639	$ 70,600

[1]	The PEO and non-PEO NEOs are each indicated in the table below for each fiscal year.
[2]	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). The CAP was calculated beginning with the PEO’s “Summary Compensation Table” total, and the average of the Non-PEO NEOs “Summary Compensation Table” total, with the following amounts being added or deducted from the applicable total compensation:
[3]	The total stockholder return was determined using a $100 investment on December 31, 2020, and included stock price appreciation, plus reinvested dividends as of December 31, 2021, and valued again on each of December 31, 2022, 2023, 2024 and 2025. The peer group total stockholder return was calculated in the same manner (which included stock price appreciation, plus reinvested dividends) based on the cumulative total return of the KBW Nasdaq Regional Banking Index.
[4]	For the years ended December 31, 2025 and December 31, 2024, EPS was calculated excluding notable items, which reflects a change to the Pay versus Performance table calculation. For the years ended December 31, 2023, 2022 and 2021, EPS was calculated on a reported basis, without adjustments for notable items.
[5]	Reflects the deduction of the aggregate grant date fair value of equity-based awards granted each year as reported in the Stock Awards column of the SCT for the applicable year, calculated in accordance with FASB ASC Topic 718. We did not grant any option awards during these years, so no deductions were made under the Stock Option column of the SCT. In addition, we do not sponsor or maintain any defined benefit pension plans and, therefore, no deduction was made related to pension value. Finally, certain performance awards granted in prior fiscal years failed to meet applicable vesting conditions during the applicable fiscal years, which is reflected in the adjustments.
[6]	The fair value of stock awards was based on the closing price of the Company’s Common Stock at the relevant year-end or vesting dates and projected payout amounts based on expected performance ranging from 0%, threshold, target or maximum amounts of 150%. The closing price of the Company’s Common Stock on December 31, 2025, 2024, 2023, 2022 and 2021, was $10.96, $12.29, $12.08, $12.81, and $14.71, respectively. With regards to the fair value of each LTIP performance based relative TSR award, the value of the shares and probable vesting was determined assuming the most probable outcome achieved using the Monte-Carlo simulation model, as well as projected payout amounts based on expected performance ranging from 0%, threshold, target or maximum amount of 150%. The table below shows the fair value at December 31, 2025, 2024, 2023, 2022 and 2021, based on the Monte Carlo simulation model, as well as the grant date fair values based on the model: